CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Revenue	$ 91,769	$ 147,581	$ 213,192
Operating expenses	(67,280)	(100,452)	(103,782)
Depreciation and depletion	(22,433)	(47,116)	(55,836)
Total cost of sales	(89,713)	(147,568)	(159,618)
Earnings from mine operations	2,056	13	53,574
Mining interest impairment charge	(303,858)	(111,000)	0
Exploration expenses	(1,345)	(1,885)	(1,690)
Share-based compensation	(4,149)	(7,049)	(7,144)
General and administrative expenses	(11,479)	(13,529)	(19,021)
Idle and restart costs incurred during strike at San Dimas	(6,207)	0	0
Other charges	(7,044)	(4,725)	(2,702)
Loss from operations	(332,026)	(138,175)	23,017
Transaction costs	0	(679)	(4,416)
Interest and finance expenses	(11,285)	(8,761)	(11,498)
Mark-to-market gain on debentures& warrants	5,897	12,610	13,500
Other expenses	(355)	(427)	(1,869)
Loss before income taxes	(337,769)	(135,432)	18,734
Income tax recovery (expense)	4,393	19,938	(27,991)
Net Loss from continuing operations	(333,376)	(115,494)	(9,257)
Net Loss from discontinued operations,net of income taxes	(76,309)	(118,926)	(97,653)
Net Loss for the year	(409,685)	(234,420)	(106,910)
Items that may be subsequently reclassified to profit or loss:
Exchange differences on translation of foreign operations,net of tax	3,099	(102)	(5)
Unrealized (loss) gain on investment in Fortune Bay, net of tax of $nil	(250)	1,058	516
Total comprehensive Loss for the year	$ (406,836)	$ (233,464)	$ (106,399)
Basic and diluted loss per share from continuing operations	$ (1.74)	$ (0.65)	$ (0.06)
Basic and diluted loss per share from discontinued operations	(0.40)	(0.67)	(0.60)
Basic and diluted loss per share including discontinued operations	$ (2.14)	$ (1.32)	$ (0.66)
Weighted average number of common shares outstanding
Basic	191,738,274	177,569,024	162,340,566
Diluted	191,738,274	177,569,024	162,340,566